Capital stock (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Statement [Line Items]
Anti-dilutive effects of dilution from stock option	60,000	0	1,225,000
Stock options exercised			185,000
Share-based payments | $	$ 136	$ 196	$ 288
Miniimums [member]
Statement [Line Items]
Stock options term	5 years
Maxiimums [member]
Statement [Line Items]
Common shares reserved for issuance	2,934,403
Stock options term	10 years